Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Pension plan, contribution expected to be paid during the next fiscal year		¥ 52
Total payment to pension plans	¥ 26
Additional contribution expected to be paid during remainder of fiscal year	¥ 26